The Alger Portfolios

360 Park Avenue South

New York, New York 10010

April 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Alger Portfolios

(File Nos. 033-21722 and 811-05550)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Portfolios (the “Trust”) that the Prospectuses and the Statement of Additional Information relating to the Trust that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 65 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 16, 2021.

Should members of the Staff have any questions or comments, they should call me at (212) 806-8838 or email tpayne@alger.com.

Very truly yours,

/s/ Tina Payne
Tina Payne